Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Jul. 26, 2018
Document Effective Date	Jul. 27, 2018
Prospectus Date	Jul. 27, 2018
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Investor Class
Prospectus:
Trading Symbol	VICEX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class A
Prospectus:
Trading Symbol	VICAX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class C
Prospectus:
Trading Symbol	VICCX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Institutional Class
Prospectus:
Trading Symbol	VICVX
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Institutional Class Shares
Prospectus:
Trading Symbol	UNAVX
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Class Z Shares
Prospectus:
Trading Symbol	ZNAVX
USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund | USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund - Institutional Class Shares
Prospectus:
Trading Symbol	QUANX